Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	$ (32,319)	$ (36,750)	$ (31,873)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	58	(84)	(135)
Net finance costs	(1,111)	(1,489)	(1,531)
Income tax (expense)/benefit	(7,210)	(6,447)	(7,077)
Exceptional items net	(1,138)	(5,763)	(606)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(211)	(139)	(103)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(659)	(2,833)	(256)
Fair value change on forward exchange derivatives	414	(199)	471
Net finance costs	(458)	(506)	(452)
Income tax (expense)/benefit		(85)	17
Exceptional items net	$ (914)	$ (3,762)	$ (323)